Transactions and Balances With Related Parties (Details) - Schedule of transactions with SUN corporation - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Transactions With SUN Corporation [Member]
Condensed Statement of Income Captions [Line Items]
Revenues	$ 1,719,000	$ 1,234,000